Investment in securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	31 December 2016		31 December 2015
Pledged Investments	Amortised cost	Fair value	Amortised cost	Fair value
Available-for-sale	211,342	212,995	304,493	307,513
Held-to-maturity	320,942	315,635	372,546	372,868
In the following tables, debt securities with unrealised losses that are not deemed to be OTTI are categorised as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortised cost basis. During 2016, Management revised the methodology for considering the time period during which an investment has been in an unrealized loss by looking at monthly positions rather than annually. The 2015 comparative have been restated using the new methodology.

	Less than 12 months		12 months or more
31 December 2016	Fair value	Gross unrealised losses	Fair value	Gross unrealised losses	Total fair value	Total gross unrealised losses
Available-for-sale securities with unrealised losses
US government and federal agencies	1,558,636	(21,932)	266,094	(2,646)	1,824,730	(24,578)
Non-US governments debt securities	21,681	(1,053)	—	—	21,681	(1,053)
Corporate debt securities	214,506	(1,545)	—	—	214,506	(1,545)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	134,195	(1,352)	—	—	134,195	(1,352)
Residential mortgage-backed securities	181,556	(2,542)	—	—	181,556	(2,542)
Total available-for-sale securities with unrealised losses	2,110,574	(28,424)	278,587	(3,443)	2,389,161	(31,867)

Held-to-maturity securities with unrealised losses
US government and federal agencies	937,080	(16,803)	—	—	937,080	(16,803)

	Less than 12 months		12 months or more
31 December 2015	Fair value	Gross unrealised losses	Fair value	Gross unrealised losses	Total fair value	Total gross unrealised losses
Available-for-sale securities with unrealised losses
US government and federal agencies	449,609	(2,258)	92,554	(1,511)	542,163	(3,769)
Corporate debt securities	253,991	(1,480)	38,706	(1,294)	292,697	(2,774)
Asset-backed securities - Student loans	—	—	12,160	(1,130)	12,160	(1,130)
Commercial mortgage-backed securities	138,217	(4,007)	9,605	(322)	147,822	(4,329)
Residential mortgage-backed securities	90,220	(660)	10,024	(478)	100,244	(1,138)
Total available-for-sale securities with unrealised losses	932,037	(8,405)	163,049	(4,735)	1,095,086	(13,140)

Held-to-maturity securities with unrealised losses
US government and federal agencies	459,623	(5,152)	—	—	459,623	(5,152)

	31 December 2016				31 December 2015
	Amortised cost	Gross unrealised gains	Gross unrealised losses	Fair value	Amortised cost	Gross unrealised gains	Gross unrealised losses	Fair value
Trading
US government and federal agencies	—	—	—	—	278,500	2,347	(1,504)	279,343
Non-US governments debt securities	—	—	—	—	7,483	6	—	7,489
Asset-backed securities - Student loans	—	—	—	—	28,845	—	(560)	28,285
Mutual funds	5,724	1,091	(502)	6,313	5,739	903	(460)	6,182
Total trading	5,724	1,091	(502)	6,313	320,567	3,256	(2,524)	321,299

Available-for-sale
US government and federal agencies	2,448,207	6,773	(24,578)	2,430,402	1,399,456	8,812	(3,769)	1,404,499
Non-US governments debt securities	27,895	178	(1,053)	27,020	29,275	300	—	29,575
Corporate debt securities	513,881	2,139	(1,545)	514,475	505,139	3,779	(2,774)	506,144
Asset-backed securities - Student loans	13,290	—	(797)	12,493	13,291	—	(1,130)	12,161
Commercial mortgage-backed securities	151,855	43	(1,352)	150,546	153,046	9	(4,329)	148,726
Residential mortgage-backed securities	200,288	56	(2,542)	197,802	101,382	—	(1,138)	100,244
Total available-for-sale	3,355,416	9,189	(31,867)	3,332,738	2,201,589	12,900	(13,140)	2,201,349

Held-to-maturity¹
US government and federal agencies	1,061,103	2,528	(16,803)	1,046,828	701,282	5,365	(5,152)	701,495
Total held-to-maturity	1,061,103	2,528	(16,803)	1,046,828	701,282	5,365	(5,152)	701,495
¹ For the years ended 31 December 2016, 2015 and 2014, non-credit impairments recognised in accumulated other comprehensive loss ("AOCL") for HTM investments were nil.

Summary of investments maturities
The following table presents the remaining maturities of the Bank’s securities. The maturities are contractual for securities other than mortgage-backed securities. For mortgage-backed securities (primarily US government agencies), management presents the maturity date as the mid-point between the reporting and expected contractual maturity date which is determined assuming no future prepayments. By using the aforementioned mid-point, this date represents management’s best estimate of the date by which the remaining principal balance will be repaid given future principal repayments of such securities. The actual maturities may differ due to the uncertainty of the timing when borrowers make prepayments on the underlying mortgages.

	Remaining term to maturity
31 December 2016	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific maturity	Carrying amount
Trading
Mutual funds	—	—	—	—	—	6,313	6,313
Total trading	—	—	—	—	—	6,313	6,313

Available-for-sale
US government and federal agencies	—	6,364	87,257	653,603	1,683,178	—	2,430,402
Non-US governments debt securities	—	1,371	3,967	21,682	—	—	27,020
Corporate debt securities	22,009	88,169	404,297	—	—	—	514,475
Asset-backed securities - Student loans	—	—	—	—	12,493	—	12,493
Commercial mortgage-backed securities	—	—	38,418	112,128	—	—	150,546
Residential mortgage-backed securities	—	—	—	—	197,802	—	197,802
Total available-for-sale	22,009	95,904	533,939	787,413	1,893,473	—	3,332,738

Held-to-maturity
US government and federal agencies	—	—	10,688	31,154	1,019,261	—	1,061,103
Total investments	22,009	95,904	544,627	818,567	2,912,734	6,313	4,400,154

Total by currency
US dollars	22,009	95,904	544,627	818,567	2,912,734	6,091	4,399,932
Other	—	—	—	—	—	222	222
Total investments	22,009	95,904	544,627	818,567	2,912,734	6,313	4,400,154

	Remaining term to maturity
31 December 2015	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific maturity	Carrying amount
Trading
US government and federal agencies	—	24,874	8,497	53,248	192,724	—	279,343
Non-US governments debt securities	7,489	—	—	—	—	—	7,489
Asset-backed securities - Student loans	—	—	28,285	—	—	—	28,285
Mutual funds	—	—	—	—	—	6,182	6,182
Total trading	7,489	24,874	36,782	53,248	192,724	6,182	321,299

Available-for-sale
US government and federal agencies	—	—	126,163	202,385	1,075,951	—	1,404,499
Non-US governments debt securities	—	1,360	5,399	22,816	—	—	29,575
Corporate debt securities	60,493	55,649	351,296	38,706	—	—	506,144
Asset-backed securities - Student loans	—	—	—	—	12,161	—	12,161
Commercial mortgage-backed securities	—	—	—	42,532	106,194	—	148,726
Residential mortgage-backed securities	—	—	—	—	100,244	—	100,244
Total available-for-sale	60,493	57,009	482,858	306,439	1,294,550	—	2,201,349

Held-to-maturity
US government and federal agencies	—	—	—	45,664	655,618	—	701,282
Total investments	67,982	81,883	519,640	405,351	2,142,892	6,182	3,223,930

Total by currency
US dollars	67,982	81,883	519,640	405,351	2,142,892	5,903	3,223,651
Other	—	—	—	—	—	279	279
Total investments	67,982	81,883	519,640	405,351	2,142,892	6,182	3,223,930

Schedule of sale proceeds and realised gains and losses of AFS securities
Sale Proceeds and Realised Gains and Losses of AFS Securities

	Year ended
	31 December 2016
	Sale proceeds	Gross realised gains	Gross realised (losses)
US government and federal agencies	59,939	1,013	(76)
Residential mortgage-backed securities	—	—	—
Pass-through note	609	609	—
Net realised gains (losses) recognised in net income	60,548	1,622	(76)

	Year ended
	31 December 2015
	Sale proceeds	Gross realised gains	Gross realised (losses)
US government and federal agencies	232,372	—	(4,465)
Residential mortgage-backed securities	6,056	—	(270)
Pass-through note	328	328	—
Net realised gains (losses) recognised in net income	238,756	328	(4,735)

	Year ended
	31 December 2014
	Sale proceeds	Gross realised gains	Gross realised (losses)
US government and federal agencies	96,031	—	(52)
Pass-through note	34,422	8,732	—
Net realised gains (losses) recognised in net income	130,453	8,732	(52)